Summary of Significant Accounting Policies (Details Narrative) $ in Thousands		3 Months Ended		9 Months Ended			12 Months Ended
	Feb. 08, 2022	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2023 USD ($) Segment	Dec. 31, 2022 USD ($)	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Bridge Media LLC [Member]
Product Information [Line Items]
Accounts receivable					$ 283		$ 283
Advertising expense		$ 29	$ 1	$ 94		$ 1	2
Net Income (Loss) Attributable to Parent		3,247	27	7,436		27	127
Cash and Cash Equivalents, at Carrying Value		63		63	18		18
Accounts receivable		243		243	$ 25		25
Revenue		$ 1,795	$ 41	3,940		$ 41	341
Advertising and promotional expenses				$ 94			$ 2
Bridge Media LLC [Member] | Minimum [Member]
Product Information [Line Items]
Property plant and equipmen estimated useful lives		1 year		1 year	1 year		1 year
Bridge Media LLC [Member] | Maximum [Member]
Product Information [Line Items]
Property plant and equipmen estimated useful lives		38 years		38 years	38 years		38 years
Simplify Inventions LLC [Member] | Bridge Media LLC [Member]
Product Information [Line Items]
Owned percentage					90.00%		90.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | One Customers [Member] | Bridge Media LLC [Member]
Product Information [Line Items]
Percentage of revenue		74.00%		54.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Two Customers [Member] | Bridge Media LLC [Member]
Product Information [Line Items]
Percentage of revenue			62.00%			38.00%
Licensing Services And Advertising [Member] | Bridge Media LLC [Member]
Product Information [Line Items]
Revenue			$ 41			$ 41	$ 341
Advertising [Member] | Bridge Media LLC [Member]
Product Information [Line Items]
Revenue		$ 1,600		$ 3,000
License and Service [Member] | Bridge Media LLC [Member]
Product Information [Line Items]
Revenue		187		934
The Arena Group Holdings Inc [Member]
Product Information [Line Items]
Subscription refund liability		750		750	$ 845		845	$ 3,087
Contract with customer liability noncurrent					1,154		1,154	4,855
Contract modification - revenue							2,986	2,821
Restricted cash					502		502	502
Accounts receivable		37,977		37,977	33,950		33,950	21,660
Allowance for doubtful accounts		939		939	2,236		2,236	1,578
Amortization subscription costs		9,819	9,778	29,166		28,236	37,190	46,264
Subscription acquisition cost		31,944		31,944	40,064		40,064	38,397
Acquisition cost short term		31,944		31,944	25,931		25,931	30,162
Acquisition cost long term		9,751		$ 9,751	14,133		$ 14,133	8,235
Liquidated damages description							Liquidated damages are incurred when: (i) a registration rights agreement provides for damages if the Company does not register the shares of the Company’s common stock within the requisite time frame (the “Registration Rights Damages”), which, in general, provides for a cash payment equal to 1.0% per month of the amount invested, on a daily pro rata basis for any portion of a month, as partial liquidated damages per month, upon the occurrence of certain events, up to a maximum amount of 6.0% of the aggregate amount invested, subject to interest at the rate of 1.0% per month until paid in full; and (ii) a securities purchase agreement provides for damages if the Company fails for any reason to satisfy a public information requirement within the requisite time frame with the Securities and Exchange Commission (“SEC”) (the “Public Information Failure Damages”), which, in general, provides for a cash payment equal to 1.0% of the aggregate amount invested for each 30-day period, or pro rata portion thereof, as partial liquidated damages per month, up to a maximum of 6 months, subject to interest at the rate of 1.0% per month until paid in full
Number of reportable segment | Segment				1
Reverse stock split description	one-for-twenty-two (1-for-22) reverse stock split
Net Income (Loss) Attributable to Parent		11,166	16,505	$ 50,027	3,470	57,161	$ 70,858	89,940
Cash and Cash Equivalents, at Carrying Value		7,290	13,303	7,290	13,871	13,303	13,871	9,349
Working capital deficit		68,332		68,332	137,669		137,669
Long-term debt		102,342		102,342	65,684		65,684	70,117
Bridge notes		5,767		5,767	34,805		34,805
Revenue		63,418	$ 57,277	173,604	26,817	$ 159,272	220,935	189,140
The Arena Group Holdings Inc [Member] | Long-Term Debt [Member]
Product Information [Line Items]
Long-term debt		108,691		108,691	102,691		102,691
The Arena Group Holdings Inc [Member] | Bridge Loan [Member]
Product Information [Line Items]
Long-term debt		36,000		36,000	36,000		36,000
The Arena Group Holdings Inc [Member] | Senior Secured Notes [Member]
Product Information [Line Items]
Long-term debt		62,691		62,691	62,691		62,691
The Arena Group Holdings Inc [Member] | Delayed Draw Term Notes [Member]
Product Information [Line Items]
Long-term debt		4,000		4,000	4,000		4,000
The Arena Group Holdings Inc [Member] | 2023 Notes [Member]
Product Information [Line Items]
Bridge notes		$ 6,000		$ 6,000
The Arena Group Holdings Inc [Member] | Selling and Marketing Expense [Member]
Product Information [Line Items]
Advertising expense							$ 5,987	$ 6,962
The Arena Group Holdings Inc [Member] | Revenue from Contract with Customer Benchmark [Member] | Customer Concentration Risk [Member] | Customer [Member]
Product Information [Line Items]
Percentage of revenue							13.90%	11.30%
The Arena Group Holdings Inc [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer [Member]
Product Information [Line Items]
Percentage of revenue							0.00%	10.70%
The Arena Group Holdings Inc [Member] | Accounts Payable [Member] | Customer Concentration Risk [Member] | Customer [Member]
Product Information [Line Items]
Percentage of revenue							14.10%	10.50%
The Arena Group Holdings Inc [Member] | Digital And Print Subscriptions [Member]
Product Information [Line Items]
Contract with customer liability noncurrent					$ 50,813		$ 50,813